Columbia Income Opportunities Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	1,274
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,335
Total Communication Services		1,335
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	55,637
Total Consumer Discretionary		55,637
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	8,242
Total Industrials		8,242
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		65,214

Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.9%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	6,642,881	6,221,338
Total Convertible Bonds (Cost $6,061,707)			6,221,338

Corporate Bonds & Notes 92.5%

Aerospace & Defense 1.9%
Bombardier, Inc.(d)
04/15/2027	7.875%	562,000	562,809
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,197,204
11/15/2030	9.750%	910,000	1,010,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	1,712,000	1,750,460
03/01/2029	6.375%	4,060,000	4,121,241
03/01/2032	6.625%	3,873,000	3,940,443
01/15/2033	6.000%	1,198,000	1,187,416
Total			13,770,336
Airlines 1.4%
American Airlines, Inc.(d)
05/15/2029	8.500%	340,000	356,475
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	3,253,170	3,245,134
04/20/2029	5.750%	4,667,830	4,625,310
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,827,552	1,847,310
Total			10,074,229
Automotive 1.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	283,000	282,000
10/01/2029	5.000%	400,000	361,861
Ford Motor Credit Co. LLC
11/01/2024	4.063%	1,439,000	1,438,927
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	1,430,000	1,291,445
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	834,527
11/15/2032	8.000%	1,386,000	1,393,822
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	925,855
04/23/2032	6.875%	2,907,000	2,839,947
Total			9,368,384
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	874,000	854,468
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	3,295,000	3,403,073
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	4,004,000	4,364,075
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,538,042
Total			10,159,658
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,909,000	2,765,081

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,452,806
08/01/2030	6.500%	1,436,000	1,459,762
Masterbrand, Inc.(d)
07/15/2032	7.000%	410,000	419,973
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,175,544
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	805,000	798,037
01/15/2031	7.250%	1,851,000	1,924,374
Total			11,995,577
Cable and Satellite 4.4%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,208,235
03/01/2030	4.750%	5,761,000	5,242,365
08/15/2030	4.500%	4,631,000	4,133,159
02/01/2031	4.250%	950,000	824,425
02/01/2032	4.750%	2,106,000	1,822,756
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	835,000	709,751
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	460,000	368,203
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,660,010
07/15/2028	4.000%	665,000	621,917
07/01/2030	4.125%	3,553,000	3,178,852
Virgin Media Finance PLC(d)
07/15/2030	5.000%	2,239,000	1,923,462
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,536,367
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	1,027,000	929,530
Ziggo BV(d)
01/15/2030	4.875%	3,836,000	3,555,931
Total			31,714,963
Chemicals 4.6%
Ashland LLC(d)
09/01/2031	3.375%	2,252,000	1,954,058
Avient Corp.(d)
08/01/2030	7.125%	795,000	817,844
11/01/2031	6.250%	274,000	275,325
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,843,000	1,928,882
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,726,484
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,590,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,664,223
HB Fuller Co.
10/15/2028	4.250%	1,365,000	1,293,428
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,749,843
INEOS Finance PLC(d)
04/15/2029	7.500%	2,111,000	2,181,430
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,319,000	2,456,419
Ingevity Corp.(d)
11/01/2028	3.875%	2,309,000	2,127,752
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,249,000	1,178,410
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,263,107
11/15/2028	9.750%	2,823,000	2,995,939
06/15/2031	7.250%	1,596,000	1,637,553
SPCM SA(d)
03/15/2027	3.125%	854,000	812,080
WR Grace Holdings LLC(d)
06/15/2027	4.875%	2,965,000	2,907,980
08/15/2029	5.625%	1,658,000	1,530,930
03/01/2031	7.375%	442,000	456,241
Total			33,548,229
Construction Machinery 1.4%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	5,125,222
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,723,408
06/15/2029	6.625%	1,280,000	1,310,331
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	381,856
03/15/2031	7.750%	1,435,000	1,514,021
Total			10,054,838
Consumer Cyclical Services 0.7%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,120,000	1,943,965
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	366,226
02/15/2029	5.625%	2,843,000	2,803,322
Total			5,113,513
Consumer Products 1.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	2,152,000	2,179,725
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	580,000	587,090
Newell Brands, Inc.(f)
05/15/2030	6.375%	529,000	531,864
05/15/2032	6.625%	522,000	523,884
Newell, Inc.(g)
04/01/2026	5.700%	730,000	731,742
Prestige Brands, Inc.(d)
01/15/2028	5.125%	1,103,000	1,081,372
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	805,000	719,944
02/01/2032	4.375%	1,879,000	1,696,189
Total			8,051,810
Diversified Manufacturing 2.8%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,010,948
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,422,886
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,095,583
Esab Corp.(d)
04/15/2029	6.250%	833,000	847,710
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	873,429
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,389,850
Resideo Funding, Inc.(d)
09/01/2029	4.000%	3,047,000	2,805,126
07/15/2032	6.500%	1,770,000	1,782,793
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,371,053
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	1,127,000	1,153,228
03/15/2029	6.375%	1,524,000	1,554,457
03/15/2032	6.625%	1,957,000	2,006,454
Total			20,313,517
Electric 5.4%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	934,583
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	725,000	692,616
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d),(f)
02/15/2032	6.375%	1,442,000	1,431,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,483,278
02/15/2031	3.750%	4,031,000	3,602,338
01/15/2032	3.750%	2,834,000	2,511,451
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	762,673
Lightning Power LLC(d)
08/15/2032	7.250%	701,000	729,610
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,552,252
09/15/2027	4.500%	381,000	365,750
01/15/2029	7.250%	1,126,000	1,158,731
NRG Energy, Inc.(d)
06/15/2029	5.250%	4,104,000	4,010,944
07/15/2029	5.750%	152,000	150,123
02/15/2031	3.625%	1,992,000	1,764,264
02/01/2033	6.000%	806,000	801,168
11/01/2034	6.250%	615,000	614,326
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	849,000	806,588
PG&E Corp.
07/01/2028	5.000%	668,000	653,170
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,481,488
01/15/2030	4.750%	2,742,000	2,563,938
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,854,311
02/15/2027	5.625%	1,270,000	1,266,648
10/15/2031	7.750%	3,612,000	3,815,969
04/15/2032	6.875%	1,003,000	1,036,938
Total			39,044,413
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	273,610
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,080,056
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	2,566,000	2,559,446
Total			3,913,112
Finance Companies 4.1%
GGAM Finance Ltd.(d)
06/15/2028	8.000%	1,105,000	1,167,474
04/15/2029	6.875%	331,000	338,152
03/15/2030	5.875%	2,020,000	1,996,317

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/25/2025	6.750%	2,470,000	2,485,473
03/15/2029	5.500%	346,000	329,598
03/15/2031	11.500%	1,583,000	1,777,536
08/01/2033	5.625%	1,438,000	1,241,269
OneMain Finance Corp.(f)
05/15/2029	6.625%	2,534,000	2,534,000
OneMain Finance Corp.
03/15/2030	7.875%	2,255,000	2,346,389
09/15/2030	4.000%	914,000	804,510
05/15/2031	7.500%	1,301,000	1,330,303
11/15/2031	7.125%	548,000	553,884
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	1,965,000	2,011,840
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	658,960
03/01/2031	3.875%	2,761,000	2,457,392
10/15/2033	4.000%	6,262,000	5,394,060
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	151,346
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	770,000	757,154
04/15/2029	5.500%	1,216,000	1,159,253
Total			29,494,910
Food and Beverage 1.9%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,854,073
06/15/2030	6.000%	1,342,000	1,332,271
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,628,000	1,611,720
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	742,737
Post Holdings, Inc.(d)
02/15/2032	6.250%	3,561,000	3,605,334
10/15/2034	6.250%	827,000	817,506
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	761,000	716,247
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,683,000	2,488,252
US Foods, Inc.(d)
01/15/2032	7.250%	809,000	841,456
Total			14,009,596
Gaming 3.2%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	877,168
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,813,646
02/15/2032	6.500%	3,462,000	3,514,142
10/15/2032	6.000%	1,242,000	1,211,666
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	892,636
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,895,000	1,928,837
International Game Technology PLC(d)
04/15/2026	4.125%	1,252,000	1,234,356
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	980,992
MGM Resorts International
09/15/2029	6.125%	1,017,000	1,013,594
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,236,877
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,911,000	2,836,193
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,343,873
Wynn Resorts Finance LLC/Capital Corp.(d)
03/15/2033	6.250%	1,391,000	1,384,835
Total			23,268,815
Health Care 7.2%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	518,634
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	349,286
04/15/2029	5.000%	1,810,000	1,695,701
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,492,897
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,444,838
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	1,115,000	1,107,674
04/01/2030	3.500%	1,764,000	1,710,105
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	841,639
03/15/2029	3.750%	923,000	846,238
03/15/2031	4.000%	2,158,000	1,930,637
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	965,000	940,861
05/15/2030	5.250%	4,635,000	4,049,367
02/15/2031	4.750%	244,000	203,606
01/15/2032	10.875%	786,000	843,051
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,219,493
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	809,456
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	732,030
IQVIA, Inc.(d)
05/15/2027	5.000%	1,436,000	1,417,975
05/15/2030	6.500%	702,000	723,954
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,550,809
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	2,657,000	2,487,094
10/01/2029	5.250%	5,079,000	4,922,266
Select Medical Corp.(d)
08/15/2026	6.250%	2,523,000	2,529,300
Star Parent, Inc.(d)
10/01/2030	9.000%	3,523,000	3,663,936
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,774,892
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,044,313
Tenet Healthcare Corp.
02/01/2027	6.250%	6,538,000	6,541,725
01/15/2030	4.375%	2,104,000	1,973,107
Total			52,364,884
Independent Energy 5.2%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,494,052
03/15/2032	7.375%	1,564,000	1,515,313
Civitas Resources, Inc.(d)
11/01/2030	8.625%	2,501,000	2,628,094
07/01/2031	8.750%	355,000	371,938
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,437,544
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	5,914,000	5,833,988
Comstock Resources, Inc.(d)
03/01/2029	6.750%	1,760,000	1,685,541
01/15/2030	5.875%	434,000	396,191
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,113,000	1,125,921
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	3,007,888
02/01/2029	5.750%	2,565,000	2,461,072
11/01/2033	8.375%	969,000	1,013,158
02/15/2035	7.250%	2,496,000	2,448,963
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	887,091
04/15/2032	6.500%	2,122,000	2,102,469
04/15/2033	6.250%	891,000	872,471
Permian Resources Operating LLC(d)
01/15/2032	7.000%	2,586,000	2,638,934
02/01/2033	6.250%	955,000	948,153
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,483,670
07/15/2028	6.500%	741,000	738,863
SM Energy Co.(d)
08/01/2029	6.750%	937,000	931,513
08/01/2032	7.000%	1,647,000	1,635,984
Total			37,658,811
Leisure 3.6%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,680,000	1,600,903
Carnival Corp.(d)
08/01/2028	4.000%	2,272,000	2,166,855
08/15/2029	7.000%	1,358,000	1,419,852
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	4,317,000	4,633,269
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	923,936
08/01/2032	7.000%	549,000	563,190
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	819,918
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	392,558
09/30/2031	5.625%	1,373,000	1,368,541
03/15/2032	6.250%	684,000	696,915
02/01/2033	6.000%	1,780,000	1,790,942
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	3,377,000	3,461,157
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,117,430
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,135,004
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,340,250
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	793,776
Total			26,224,496
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	758,000	758,875

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	955,000	853,361
01/15/2032	6.625%	1,936,000	1,935,868
Total			3,548,104
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	1,323,000	1,390,043
04/01/2030	7.875%	1,795,000	1,829,679
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	5,002,000	4,859,461
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	460,000	471,446
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,144,269
03/15/2030	4.625%	3,133,000	2,913,966
02/15/2031	7.375%	3,498,000	3,694,988
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	2,974,937
Univision Communications, Inc.(d)
08/15/2028	8.000%	722,000	733,707
06/30/2030	7.375%	1,399,000	1,342,607
Total			21,355,103
Metals and Mining 3.1%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	807,247
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	569,832
10/01/2031	5.125%	2,509,000	2,363,863
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	578,000	580,003
Constellium SE(d)
04/15/2029	3.750%	5,507,000	4,985,306
08/15/2032	6.375%	1,657,000	1,632,609
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	4,310,000	4,338,744
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	2,841,023
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,396,349
01/30/2030	4.750%	2,112,000	1,977,792
08/15/2031	3.875%	735,000	645,948
Total			22,138,716
Midstream 5.9%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,172,836
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,061,000	2,849,076
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,486,000	3,572,224
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,729,000	1,591,032
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	823,259
07/15/2048	6.500%	751,000	756,201
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,433,475
04/01/2029	6.375%	864,000	877,596
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,762,676
06/01/2026	6.000%	1,402,000	1,402,312
04/28/2027	5.625%	3,054,000	3,028,538
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,551,137
05/01/2032	7.250%	1,418,000	1,477,314
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,156,422
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	4,912,000	4,471,862
11/01/2033	3.875%	5,353,000	4,647,678
Venture Global LNG, Inc.(d),(g),(h)
	9.000%	1,883,000	1,882,207
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,362,758
01/15/2030	7.000%	1,075,000	1,081,447
02/01/2032	9.875%	898,000	980,124
Total			42,880,174
Oil Field Services 1.9%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	940,067
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,832,000	1,884,812
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,051,000	1,052,718
01/31/2030	9.125%	1,901,000	1,966,522
08/15/2031	8.875%	1,746,000	1,654,301
Noble Finance II LLC(d)
04/15/2030	8.000%	1,055,000	1,069,570
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,139,154	1,168,701
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	3,014,000	3,105,596
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	718,000	731,413
Total			13,573,700
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	703,628
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	702,686
Total			1,406,314
Other REIT 2.2%
Ladder Capital Finance Holdings LLLP(d)
07/15/2031	7.000%	1,290,000	1,339,865
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,210,570
02/01/2027	4.250%	4,313,000	4,174,177
06/15/2029	4.750%	914,000	870,920
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,821,515
05/15/2029	4.875%	1,134,000	1,079,279
02/01/2030	7.000%	666,000	681,581
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	449,773
04/01/2032	6.500%	1,211,000	1,224,351
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	939,749
Service Properties Trust(d)
11/15/2031	8.625%	1,807,000	1,907,914
Total			15,699,694
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	3,567,000	3,129,812
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,286,302
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	4,825,000	4,781,608
Total			10,197,722
Paper 0.2%
Glatfelter Corp.(d)
11/15/2031	7.250%	1,145,000	1,135,280
Pharmaceuticals 1.5%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	1,065,000	1,044,338
08/15/2027	5.750%	440,000	365,201
06/01/2028	4.875%	2,366,000	1,824,837
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,066,546
Jazz Securities DAC(d)
01/15/2029	4.375%	2,505,000	2,373,121
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,042,000	987,225
04/30/2031	5.125%	1,660,000	1,513,591
Total			11,174,859
Property & Casualty 2.7%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,506,166
04/15/2028	6.750%	4,770,000	4,797,685
01/15/2031	7.000%	734,000	739,403
10/01/2031	6.500%	1,649,000	1,636,078
AmWINS Group, Inc.(d)
02/15/2029	6.375%	2,324,000	2,337,035
HUB International, Ltd.(d)
06/15/2030	7.250%	4,500,000	4,656,875
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,629,000	2,685,187
Ryan Specialty LLC(d)
08/01/2032	5.875%	521,000	518,796
Total			19,891,870
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,360,842
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,611,000	2,694,625
Total			5,055,467
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,214,768
09/15/2029	5.625%	1,195,000	1,192,123
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,778,008
Total			4,184,899

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.7%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	530,944
02/15/2032	5.000%	567,000	521,867
Belron UK Finance PLC(d)
10/15/2029	5.750%	732,000	733,515
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	554,000	578,962
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	621,307
01/15/2030	6.375%	486,000	487,949
Hanesbrands, Inc.(d)
05/15/2026	4.875%	780,000	770,975
02/15/2031	9.000%	505,000	542,073
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	471,465
10/01/2030	6.625%	2,005,000	2,008,541
L Brands, Inc.
06/15/2029	7.500%	385,000	397,914
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,614,475
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	796,064
PetSmart, Inc./Finance Corp.(d)
02/15/2029	7.750%	1,987,000	1,929,836
Total			12,005,887
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	784,807
Technology 9.7%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	667,000	691,408
Block, Inc.
06/01/2031	3.500%	890,000	789,946
Block, Inc.(d)
05/15/2032	6.500%	2,384,000	2,427,272
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,747,791
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	1,062,000	1,085,853
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	776,000	778,571
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	2,522,000	2,381,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,797,000
06/30/2032	8.250%	3,372,000	3,465,846
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,510,509
06/15/2030	5.950%	3,129,000	3,124,775
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	3,278,000	3,456,489
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,763,546
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,543,185
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	2,245,000	2,282,009
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	824,000	744,460
05/30/2029	9.500%	3,430,000	3,490,027
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	367,782
Iron Mountain, Inc.(d)
09/15/2027	4.875%	1,459,000	1,432,164
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,542,204
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,208,205
04/15/2029	5.125%	1,261,000	1,203,562
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,679,991
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,669,000	5,532,190
Seagate HDD
12/15/2029	8.250%	809,000	869,951
07/15/2031	8.500%	898,000	967,594
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,363,397
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,239,138
08/15/2032	6.750%	861,000	883,247
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,059,000	1,077,056
Synaptics, Inc.(d)
06/15/2029	4.000%	1,559,000	1,430,776
UKG, Inc.(d)
02/01/2031	6.875%	1,493,000	1,529,717
Zebra Technologies Corp.(d)
06/01/2032	6.500%	2,644,000	2,705,025
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,198,448
Total			70,310,578
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(d)
01/15/2030	8.250%	929,000	948,440
02/15/2031	8.000%	1,790,000	1,829,013
Total			2,777,453
Wireless 1.4%
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,499,033
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,790,166
07/15/2031	4.750%	3,314,000	2,869,984
04/15/2032	7.750%	1,217,000	1,218,301
Total			10,377,484
Wirelines 1.6%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,389,544
03/15/2031	8.625%	1,993,000	2,139,984
Iliad Holding SAS(d)
10/15/2026	6.500%	2,477,000	2,495,698
10/15/2028	7.000%	2,192,000	2,222,547
Iliad Holding SASU(d)
04/15/2031	8.500%	935,000	999,870
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	976,000	988,129
Total			11,235,772
Total Corporate Bonds & Notes (Cost $674,704,822)			669,877,974

Foreign Government Obligations(j) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,144,684
11/15/2028	8.500%	2,744,000	2,912,157
02/15/2030	9.000%	2,348,000	2,497,502
Total			6,554,343
Total Foreign Government Obligations (Cost $6,336,224)			6,554,343

Senior Loans 2.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.550%	4,776	4,685
Arches Buyer, Inc.(k),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.035%	2,345,000	2,243,883
Total			2,248,568
Property & Casualty 0.3%
Broadstreet Partners, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	7.935%	1,910,212	1,907,920
Retailers 0.5%
PetSmart LLC(k),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.535%	3,611,951	3,588,076
Technology 1.3%
Ascend Learning LLC(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.285%	4,015,453	4,012,321
UKG, Inc.(k),(l)
1st Lien Term Loan
3-month Term SOFR + 3.000% 01/30/2031	7.617%	5,238,863	5,243,159
Total			9,255,480
Total Senior Loans (Cost $17,013,321)			17,000,044

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(m),(n)	19,625,500	19,621,575
Total Money Market Funds (Cost $19,617,951)		19,621,575
Total Investments in Securities (Cost: $726,925,172)		719,340,488
Other Assets & Liabilities, Net		4,538,371
Net Assets		723,878,859

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $619,699,619, which represents 85.61% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
The stated interest rate represents the weighted average interest rate at October 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	19,904,041	57,036,409	(57,317,907)	(968)	19,621,575	623	220,856	19,625,500
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Opportunities Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT164_07_P01_(12/24)